Total
Small Cap Value Fund, Inc.
Investment Objective
The investment objective of the Fund is growth.
Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)

Annual Fund Operating Expenses (Expenses that are deducted from Fund assets)

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the operating expenses of the Fund remain the same. Based on these assumptions your costs would be:

Portfolio Turnover Policy

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 97.65% of the average value of its portfolio. The Investment Advisor will attempt to keep turnover to a minimum.

Principal Investment Strategies

The Fund will attempt to achieve its objective by investing primarily in smaller U.S. headquartered common stocks that have a market capitalization of less than $2 billion, determined by calculating the current number of shares outstanding multiplied by current share price at time of investment. The Fund may choose to hold a stock even if it grows beyond the $2 billion market capitalization as long as it continues to be attractive based on the Fund’s investment criteria.

The Fund has a value approach to selecting securities for purchase. Value stocks are defined as those that have one or more of the following characteristics: 1) a stock trading at lower multiples of projected earnings versus those trading at higher multiples of projected earnings, 2) a stock trading at distressed levels due to short term earnings disappointments or negative news, 3) a stock that is out of favor but has a good brand, strong balance sheet or other redeeming quality and will likely go higher over time, 4) a stock that has high returns on capital and is not being recognized as such, etc. The Investment Advisor of the Fund primarily uses quantitative analysis (mathematical models using metrics such as free cash flow, book value, pension liabilities, cash per share, debt levels, etc.) to identify an initial pool of these small capitalization common stocks for purchase consideration and then makes a final determination to buy or sell based on qualitative judgement, taking the above factors into consideration. For example, a large value factor is determined by using consensus forward looking earnings estimates from analysts that follow the companies as they relate to the current stock price, commonly known as price-to-earnings ratios. This initial group of purchase candidates will be segmented by industry group and compared to the value and composition of various small capitalization indices and their industry groups and the final portfolio will be selected based on additional quantitative analysis and Portfolio Manager judgements. Sell decisions will generally be performed in the same manner. For example, a stock initially purchased because it traded at a discount to its peers in an industry group may have risen in stock price such that it now trades a premium to its peers. If the earnings of this company have not kept pace with the movement of its price, it may become a sale candidate.

The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a result, the performance of the Fund may be more subject to the moves of an individual company (see “Non-Diversification Risk” below). The Fund will not concentrate on any one industry group and will invest at least 80% of its net assets in small capitalization common stocks of U.S. issuers. Shareholders will be given at least 60 days prior notice if there is any change in the 80% investment policy. Our Investment Strategy may at times produce a portfolio that has overweighted risk to a certain Sector, versus a fully diversified fund.

Principal Investment Risks

An investor could lose money in this Fund. The principal risks of investing in this Fund are:

a)	changing stock market and economic conditions may cause total returns to go down over short and even long periods of time.
b)	the quantitative investment strategies may not prove to be effective.
c)	periods of declining stock market prices may cause investing in common stock securities by the public to fall out of favor, thereby causing the Fund to underperform or lose money.
d)	Small capitalization stocks are generally more volatile than the overall stock market and this Fund is thus riskier than the overall stock market.

Who should invest: This Fund is best suited for long-term investors who want to invest in a portfolio of small capitalization companies for growth.

Who should not invest: This Fund is not recommended for investors who are short term oriented and not tolerant of price fluctuations.

Non-Diversification risk: The Fund is non-diversified which means that it may invest a relatively high percentage of its assets in a limited number of securities. As a result, the performance of the Fund may be more subject to the moves of an individual company. The Fund seeks only enough diversification in securities selection to maintain Federal non-taxable status under Sub-Chapter M of the Internal Revenue Code. See section “Tax consequences” of this prospectus for information about requirements for Sub-Chapter M for the Fund.

Performance

Risk/Return Bar Chart and Performance Table: The bar chart and table below provide an indication of the risks of investing in Small Cap Value Fund. The chart shows the changes in the Fund’s performance since inception. The table compares the Fund’s returns to a relative comparison benchmark. After-tax returns are calculated using historical highest federal tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-deferred accounts such as 401(k) plans or IRA’s. Past results are not an indication of future performance.

Annual Percentage Returns

*Beginning operations December 16, 2005 through December 31, 2005.

During the period shown in the above bar chart, the highest return for a quarter was 33.57% while the lowest return for a quarter was (29.89)%. These returns occurred in quarters ending September 30, 2009 and December 31, 2008, respectively.

Average Annual Total Returns for the Year ended December 31, 2017